Treasury Shares (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of treasury shares [abstract]
Summary of Holding of Treasury Shares

The development in the holding of treasury shares was as follows:

	Nominal values	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2025	113	845,887	1.4%
Acquired from third parties	16	119,148	—
Transferred under stock incentive programs	(49)	(367,980)	—
September 30, 2025	80	597,055	1.0%